Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Total	Common stock	Retained earnings (deficit) [1]	Accumulated other comprehensive income(loss)
Balance, beginning of period at Dec. 31, 2015		$ 78,470	$ 59,371	$ 19,566	$ (467)
Beginning Balance, shares at Dec. 31, 2015			9,279
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		13,209		13,209
Other comprehensive income, net of tax		627			627
Dividends on common stock		(1,524)	$ 109	(1,633)
10% stock dividend payable September 30, 2016		0	10,394	(10)
Common stock issued and related tax effects	[2]	1,097	$ 1,097
Common stock issued and related tax effects, shares	[2]		130
Proceeds from capital offering		14,412	$ 14,412
Proceeds from rights offering, shares			1,068
Balance, end of period at Dec. 31, 2016		$ 106,291	$ 85,383	20,748	160
Ending Balance, shares at Dec. 31, 2016		10,477	10,477
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 12,893		12,893
Other comprehensive income, net of tax		46			46
Dividends on common stock		(2,380)	$ 144	(2,524)
Common stock issued and related tax effects	[2]	1,255	$ 1,255
Common stock issued and related tax effects, shares	[2]		138
Balance, end of period at Dec. 31, 2017		$ 118,105	$ 86,782	$ 31,117	$ 206
Ending Balance, shares at Dec. 31, 2017		10,615	10,615

[1]	2017 includes the impact of implementing ASU 2016-09, “Compensation - Stock Compensation (Topic 718),” which resulted in a cumulative-effect adjustment of $498 thousand to retained earnings.
[2]	Includes the issuance of common stock under employee benefit plans, which includes nonqualified stock options and restricted stock expense related entries, employee option exercises and the tax benefit of options exercised.